Shareholders’ equity (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	May 22, 2022	Apr. 06, 2022	Mar. 14, 2022	Apr. 06, 2021	Mar. 14, 2021
IfrsStatementLineItems [Line Items]
Number of shares issued	3,200,516,281
Share capital	R$ 4,040,397	R$ 4,039,112
Reduced costs to issue	157,495	157,495
Authorized capital stock	6,000,000	R$ 6,000,000
Treasury shares		1,217,285
Treasury shares	R$ 38,910	R$ 41,514
Market value of treasury shares	R$ 7.34	R$ 17.03
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Treasury shares	1,140,940
Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	165,566	314,361,213		40,513	35,673
Common Share [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	3,178,043,923	2,863,682,710
Common Stocks [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	336,833,571	2,863,682,710
Board of Directors Chairman [Member]
IfrsStatementLineItems [Line Items]
Increase in share capital	R$ 591					R$ 342	R$ 352
Cost incurred			R$ 2,319
Board of Directors Chairman [Member] | Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued			22,230,606